SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Summary of adjusted EBITDA and funds from operations
The following table provides each segment’s results in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable’s proportionate results to the consolidated statements of income (loss) on a line-by-line basis by aggregating the components comprising the earnings from Brookfield Renewable’s investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the year ended December 31, 2023:

	Attributable to Unitholders									Contribution from equity-accounted investments	Attributable to non-controlling interests and other(1)	As per IFRS financials(2)
	Hydroelectric			Wind	Utility-scale solar	Distributed energy & storage	Sustainable solutions	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia
Revenues	$1,029	$240	$293	$511	$365	$241	$147	$—	$2,826	$(234)	$2,446	$5,038
Other income	22	5	6	146	106	20	19	88	412	(81)	340	671
Direct operating costs	(381)	(73)	(124)	(164)	(99)	(81)	(105)	(29)	(1,056)	110	(987)	(1,933)
Share of revenue, other income and direct operating costs from equity-accounted investments	—	—	—	—	—	—	—	—	—	205	—	205
	670	172	175	493	372	180	61	59	2,182	—	1,799
Management service costs	—	—	—	—	—	—	—	(205)	(205)	—	—	(205)
Interest expense	(266)	(19)	(82)	(105)	(110)	(43)	(6)	(114)	(745)	33	(915)	(1,627)
Current income taxes	(2)	(7)	(17)	(6)	(1)	(4)	(3)	—	(40)	7	(95)	(128)
Distributions attributable to
Preferred limited partners equity	—	—	—	—	—	—	—	(41)	(41)	—	—	(41)
Preferred equity	—	—	—	—	—	—	—	(27)	(27)	—	—	(27)
Perpetual subordinated notes	—	—	—	—	—	—	—	(29)	(29)	—	—	(29)
Share of interest and cash taxes from equity-accounted investments	—	—	—	—	—	—	—	—	—	(40)	—	(40)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	(789)	(789)
Funds From Operations	402	146	76	382	261	133	52	(357)	1,095	—	—
Depreciation												(1,852)
Foreign exchange and financial instrument gain												502
Deferred income tax recovery												176
Other												(212)
Share of earnings from equity-accounted investments												21
Net income attributable to non-controlling interests												170
Net loss attributable to Unitholders(3)												$(100)
(1)Amounts attributable to non-controlling interests and other includes certain non-recurring other income items. Refer to Note 7 - Other Income.
(2)Share of earnings from equity-accounted investments of $186 million is comprised of amounts found on the Share of revenue, other income and direct operating costs, Share of interest and cash taxes and Share of earnings lines. Net income attributable to participating non-controlling interests – in operating subsidiaries of $619 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net Income attributable to non-controlling interests.
(3)Net income (loss) attributable to Unitholders includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units, BEPC exchangeable shares and LP units. Total net income (loss) includes amounts attributable to Unitholders, non-controlling interests, preferred limited partners equity, preferred equity, and perpetual subordinated notes.
The following table provides each segment’s results in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable’s proportionate results to the consolidated statements of income (loss) on a line-by-line basis by aggregating the components comprising the earnings from Brookfield Renewable’s investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the year ended December 31, 2022:

	Attributable to Unitholders									Contribution from equity-accounted investments	Attributable to non-controlling interests	As per IFRS financials(1)
	Hydroelectric			Wind	Utility-scale solar	Distributed energy & storage	Sustainable solutions	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia
Revenues	$964	$197	$273	$538	$374	$242	$48	$—	$2,636	$(188)	$2,263	4,711
Other income	15	22	10	56	90	23	3	73	292	(19)	(137)	136
Direct operating costs	(376)	(52)	(82)	(164)	(102)	(76)	(43)	(31)	(926)	86	(594)	(1,434)
Share of revenue, other income and opex from equity-accounted investments	—	—	—	—	—	—	—	—	—	121	7	128
	603	167	201	430	362	189	8	42	2,002	—	1,539
Management service costs	—	—	—	—	—	—	—	(243)	(243)	—	—	(243)
Interest expense	(185)	(20)	(57)	(96)	(102)	(40)	(2)	(94)	(596)	19	(647)	(1,224)
Current income taxes	(6)	(9)	(27)	(8)	(7)	(1)	—	(1)	(59)	10	(99)	(148)
Distributions attributable to
Preferred limited partners equity	—	—	—	—	—	—	—	(44)	(44)	—	—	(44)
Preferred equity	—	—	—	—	—	—	—	(26)	(26)	—	—	(26)
Perpetual subordinated notes	—	—	—	—	—	—	—	(29)	(29)	—	—	(29)
Share of interest and cash taxes from equity-accounted investments	—	—	—	—	—	—	—	—	—	(29)	(8)	(37)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	(785)	(785)
Funds From Operations	412	138	117	326	253	148	6	(395)	1,005	—	—
Depreciation												(1,583)
Foreign exchange and financial instrument loss												(133)
Deferred income tax recovery												150
Other												(190)
Share of earnings from equity-accounted investments												5
Net income attributable to non-controlling interests												451
Net loss attributable to Unitholders(2)												$(295)
(1)Share of earnings from equity-accounted investments of $96 million is comprised of amounts found on the Share of revenue, other income and direct operating costs, Share of interest and cash taxes and Share of earnings lines. Net income attributable to participating non-controlling interests – in operating subsidiaries of $334 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net income attributable to non-controlling interests.
(2)Net income (loss) attributable to Unitholders includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units and LP units. Total net income (loss) includes amounts attributable to Unitholders, non-controlling interests, preferred limited partners equity and preferred equity.
The following table provides each segment’s results in the format that management organizes its segments to make operating decisions and assess performance and reconciles Brookfield Renewable’s proportionate results to the consolidated statements of income (loss) on a line-by-line basis by aggregating the components comprising the earnings from Brookfield Renewable’s investments in associates and reflecting the portion of each line item attributable to non-controlling interests for the year ended December 31, 2021:

	Attributable to Unitholders									Contribution from equity-accounted investments	Attributable to non-controlling interests	As per IFRS financials(1)
	Hydroelectric			Wind	Utility-scale solar	Distributed energy & storage	Sustainable solutions	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia
Revenues	$876	$169	$224	$556	$348	$215	$27	$—	$2,415	$(163)	$1,844	4,096
Other income	42	36	14	126	39	—	3	41	301	(11)	14	304
Direct operating costs	(349)	(50)	(79)	(171)	(89)	(55)	(17)	(30)	(840)	75	(600)	(1,365)
Share of revenue, other income and direct operating costs from equity-accounted investments	—	—	—	—	—	—	—	—	—	99	43	142
	569	155	159	511	298	160	13	11	1,876	—	1,301
Management service costs	—	—	—	—	—	—	—	(288)	(288)	—	—	(288)
Interest expense	(158)	(20)	(28)	(106)	(111)	(30)	(8)	(78)	(539)	29	(471)	(981)
Current income taxes	(2)	(4)	(3)	(9)	(2)	(2)	—	—	(22)	3	(24)	(43)
Distributions attributable to
Preferred limited partners equity	—	—	—	—	—	—	—	(55)	(55)	—	—	(55)
Preferred equity	—	—	—	—	—	—	—	(26)	(26)	—	—	(26)
Perpetual subordinated notes	—	—	—	—	—	—	—	(12)	(12)	—	—	(12)
Share of interest and cash taxes from equity-accounted investments	—	—	—	—	—	—	—	—	—	(32)	(33)	(65)
Share of Funds From Operations attributable to non-controlling interests	—	—	—	—	—	—	—	—	—	—	(773)	(773)
Funds From Operations	409	131	128	396	185	128	5	(448)	934	—	—
Depreciation												(1,501)
Foreign exchange and financial instrument loss												(32)
Deferred income tax recovery												29
Other												(307)
Share of earnings from equity-accounted investments												(55)
Net income attributable to non-controlling interests												564
Net loss attributable to Unitholders(2)												$(368)
(1)Share of earnings from equity-accounted investments of $22 million is comprised of amounts found on the Share of revenue, other income and direct operating costs, Share of interest and cash taxes and Share of earnings lines. Net income attributable to participating non-controlling interests – in operating subsidiaries of $209 million is comprised of amounts found on Share of Funds From Operations attributable to non-controlling interests and Net income attributable to non-controlling interests.
(2)Net income (loss) attributable to Unitholders includes net income (loss) attributable to GP interest, Redeemable/Exchangeable partnership units and LP units. Total net income (loss) includes amounts attributable to Unitholders, non-controlling interests, preferred limited partners equity and preferred equity.

Summary of segmented basis about certain items in Brookfield Renewables statement of financial position
The following table presents information on a segmented basis about certain items in our company’s consolidated statements of financial position and reconciles our proportionate balances to the consolidated statements of financial position basis by aggregating the components comprising Brookfield Renewable's investments in associates and reflecting the portion of each line item attributable to non-controlling interests:

	Attributable to Unitholders									Contribution from equity-accounted investments	Attributable to non-controlling interests	As per IFRS financials
	Hydroelectric			Wind	Utility-scale solar	Distributed energy & storage	Sustainable solutions	Corporate	Total
(MILLIONS)	North America	Brazil	Colombia
As at December 31, 2023
Cash and cash equivalents	$77	$20	$12	$225	$123	$50	$30	$3	$540	$(85)	$686	$1,141
Property, plant and equipment	15,134	1,694	2,490	6,024	3,635	2,386	341	—	31,704	(1,578)	33,879	64,005
Total assets	16,143	1,880	2,738	6,802	4,518	2,842	1,540	257	36,720	(1,529)	40,937	76,128
Total liabilities	9,231	531	1,645	4,727	3,484	1,705	1,126	3,159	25,608	(1,529)	22,070	46,149
As at December 31, 2022
Cash and cash equivalents	$55	$15	$14	$150	$139	$61	$11	$—	$445	$(43)	$596	$998
Property, plant and equipment	15,331	1,743	1,826	4,853	3,046	2,110	227	—	29,136	(1,165)	26,312	54,283
Total assets	16,971	1,880	2,036	5,565	3,520	2,416	378	581	33,347	(587)	31,351	64,111
Total liabilities	9,456	892	625	3,709	2,874	1,322	113	2,827	21,818	(577)	16,584	37,825

Summary of consolidated revenue split by geographical region
The following table presents consolidated revenue split by reportable segment for the year ended December 31:

(MILLIONS)	2023	2022	2021
Hydroelectric
North America	$1,135	$1,211	$1,044
Brazil	269	181	177
Colombia	1,285	1,135	929
	2,689	2,527	2,150
Wind	1,213	1,146	1,074
Utility-scale solar	751	700	563
Distributed energy & storage	350	298	267
Sustainable solutions	35	40	42
Total	$5,038	$4,711	$4,096

Summary of consolidated property, plant and equipment and equity-accounted investments split by geographical region	The following table presents consolidated property, plant and equipment and equity-accounted investments split by geography:

(MILLIONS)	December 31, 2023	December 31, 2022
United States	$34,303	$29,056
Colombia	10,585	8,264
Canada	7,483	7,560
Brazil	5,622	4,754
Europe	5,046	3,963
Asia	3,320	1,932
Other	192	146
	$66,551	$55,675